LEASES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES:
Operating cash flows from operating leases	$ 157,435	$ 156,590
Operating cash flows from financing leases		8,707
Financing cash flows from finance leases		21,041
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets		569,647
Supplemental non-cash amounts of finance lease liabilities arising from obtaining right of use assets		$ 21,041